Earnings Per Share ("EPS") - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock options | Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Excluded common stock for computation of diluted earnings per share	0	321,000	139,225